Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Revenue	$ 830.5	$ 591.2	$ 403.8
Cost of sales	313.7	243.6	191.7
Gross profit	516.8	347.6	212.1
Selling, general and administrative expenses	302.1	200.1	165.0
Depreciation and amortization	18.0	9.4	6.6
Operating income	196.7	138.1	40.5
Net interest and other finance costs	14.2	12.9	10.0
Income before income taxes	182.5	125.2	30.5
Income tax expense	38.9	29.1	8.9
Net income	143.6	96.1	21.6
Items that will not be reclassified to earnings, net of tax:
Actuarial loss on post-employment obligation	(0.7)	(0.3)	(0.2)
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment	(1.3)	3.2	(0.4)
Net (loss) gain on derivatives designated as cash flow hedges	(4.6)	0.1	0.0
Reclassification of net loss (gain) on cash flow hedges to income	3.8	(1.3)	0.0
Net gain (loss) on derivatives designated as a net investment hedge	3.5	(3.5)	0.0
Other comprehensive income (loss)	0.7	(1.8)	(0.6)
Comprehensive income	$ 144.3	$ 94.3	$ 21.0
Earnings per share
Basic (CAD per share)	$ 1.31	$ 0.90	$ 0.22
Diluted (CAD per share)	$ 1.28	$ 0.86	$ 0.21